Accounts and Bills Receivable, Net - Schedule for Allowance for Doubtful Accounts (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Allowance for doubtful accounts:
Balance at beginning of fiscal year	$ 74,413
Additions	16,204	$ 74,413
Balance at end of fiscal year	$ 90,617	$ 74,413